Income Taxes (Details 3) - CNY (¥)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Net change of valuation allowance of deferred tax
Valuation allowance of deferred tax assets at beginning balance	¥ 7,193,778	¥ 4,618,909
Additions additions valuation allowance deferred tax assets	167,251	2,574,869
Valuation allowance of deferred tax assets at ending balance	¥ 7,361,029	¥ 7,193,778